Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

On March 31, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Pacific Century Securities, LLC and R.F. Lafferty & Co., Inc., as the representatives of the underwriters relating to the Company’s initial public offering (the “IPO”) of 3,680,000 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), including 480,000 Ordinary Shares issuable upon the full exercise of the underwriters’ over-allotment option.

In April 2023, the Company completed initial public offering in which the Company issued and sold 3,200,000 Ordinary Shares, at $5.00 per share for $16 million. The net proceeds raised from the initial public offering were $13,523,140 after deducting underwriting discounts and the offering expenses payable by the Company.

The following table sets forth the pro forma condensed balance sheet as of December 31, 2022 on an actual basis; and on a pro forma as adjusted basis to reflect the issuance and sale of 3,200,000 Ordinary Shares at a price of US$5.00 per Ordinary Share, after deducting the underwriting discounts, and the estimated offering expenses payable.

	December 31, 2022
	Actual	Pro Forma As Adjusted
	US$	US$
Assets		(unaudited)
Current assets
Cash (1)	$1,203,160	$17,203,160
Short-term investments	4,290,348	4,290,348
Accounts receivable, net	3,271,218	3,271,218
Accounts receivable - related party, net	399,465	399,465
Advances to suppliers, net	481,769	481,769
Inventories, net	430,670	430,670
Deferred offering cost (2)	917,446	-
Loan receivable	1,013,157	1,013,157
Prepaid expenses and other current assets	94,925	94,925
Total current assets	12,102,158	27,184,712

Non-current assets
Non-current accounts receivable	4,209,546	4,209,546
Non-current advance to a third party	421,679	421,679
Non-current loan receivable	4,342,100	4,342,100
Property, equipment and software, net	122,967	122,967
Operating lease right-of-use assets	6,641	6,641
Total non-current assets	9,102,933	9,102,933
Total Assets	$21,205,091	$36,287,645

Liabilities and Shareholders’ Equity
Current liabilities
Accounts payable	$696,734	$696,734
Loan payable	506,578	506,578
Deferred revenue	977,054	977,054
Taxes payable	1,671,322	1,671,322
Due to related parties	598	598
Accrued expenses and other current liabilities (3)	348,167	1,907,581
Operating lease liabilities	3,242	3,242
Total current liabilities	4,203,695	5,763,109

Non-current Liabilities
Loan payable, non-current	2,171,050	2,171,050
Deferred income tax liabilities, non-current	1,300,421	1,300,421
Operating lease liabilities, non-current	3,399	3,399
Total non-current liabilities	3,474,870	3,474,870
Total Liabilities	7,678,565	9,237,979

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares US$0.0001 par value; 10,987,679 outstanding on an actual basis, 14,187,679 issued and outstanding on a pro forma as adjusted basis	1,099	1,419
Additional paid-in capital ()	2,628,356	16,151,176
Statutory reserve	836,215	836,215
Retained earnings	10,340,107	10,340,107
Accumulated other comprehensive (loss) income	(279,251)	(279,251)
Total Shareholders’ Equity	13,526,526	27,049,666

Total Liabilities and Shareholders’ Equity	$21,205,091	$36,287,645

(1)	Pro forma cash reflects $16,000,000 offering proceeds.

(2)	Pro forma deferred offering cost reflects charged against the gross proceeds of the offering.

(3)	Pro forma accrued expenses and other current liabilities reflects $1,360,000 of underwriting discount and additional offering expenses of $199,414.

(4)	Pro forma additional paid in capital reflects the net proceeds the Company expects to receive, after deducting underwriting fee, underwriters’ expense allowance and other expenses. The Company expects to receive net proceeds of $13,523,140 ($16,000,000 offering gross proceeds, less underwriting discounts of $1,360,000, and estimated offering expenses of $1,116,860).